Quarterly Holdings Report
for

Fidelity Advisor® Large Cap Fund

February 29, 2020

LC-QTLY-0420
1.797927.116

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	177,376	$9,606,684
Entertainment - 1.9%
Activision Blizzard, Inc.	67,411	3,918,601
Electronic Arts, Inc. (a)	38,803	3,933,460
The Walt Disney Co.	21,375	2,514,769
Vivendi SA	287,734	7,351,393
		17,718,223
Interactive Media & Services - 0.8%
Alphabet, Inc.:
Class A (a)	2,534	3,393,660
Class C (a)	2,612	3,498,330
		6,891,990
Media - 4.7%
Comcast Corp. Class A	882,423	35,676,362
Discovery Communications, Inc. Class A (a)	48,137	1,237,121
Interpublic Group of Companies, Inc.	144,720	3,091,219
Omnicom Group, Inc.	6,930	480,110
Sinclair Broadcast Group, Inc. Class A	93,501	2,170,158
		42,654,970

TOTAL COMMUNICATION SERVICES		76,871,867

CONSUMER DISCRETIONARY - 3.5%
Distributors - 0.2%
LKQ Corp. (a)	80,102	2,369,417
Hotels, Restaurants & Leisure - 0.0%
Drive Shack, Inc. (a)	70,750	202,345
Household Durables - 0.9%
Mohawk Industries, Inc. (a)	44,406	5,379,787
Whirlpool Corp.	21,134	2,702,193
		8,081,980
Internet & Direct Marketing Retail - 1.3%
Ocado Group PLC (a)	77,100	1,068,084
The Booking Holdings, Inc. (a)	6,209	10,528,353
		11,596,437
Specialty Retail - 0.9%
Lowe's Companies, Inc.	63,530	6,770,392
TJX Companies, Inc.	19,299	1,154,080
		7,924,472
Textiles, Apparel & Luxury Goods - 0.2%
PVH Corp.	17,659	1,308,708
Tapestry, Inc.	8,146	191,024
		1,499,732

TOTAL CONSUMER DISCRETIONARY		31,674,383

CONSUMER STAPLES - 8.7%
Beverages - 1.1%
The Coca-Cola Co.	189,781	10,151,386
Food & Staples Retailing - 1.9%
Walgreens Boots Alliance, Inc.	56,221	2,572,673
Walmart, Inc.	136,895	14,740,854
		17,313,527
Household Products - 1.0%
Colgate-Palmolive Co.	3,100	209,467
Procter & Gamble Co.	58,051	6,573,115
Spectrum Brands Holdings, Inc.	35,067	1,889,761
		8,672,343
Personal Products - 0.1%
Unilever NV	21,300	1,124,582
Tobacco - 4.6%
Altria Group, Inc.	769,780	31,076,019
British American Tobacco PLC sponsored ADR	181,847	7,237,511
Philip Morris International, Inc.	37,726	3,088,628
		41,402,158

TOTAL CONSUMER STAPLES		78,663,996

ENERGY - 7.9%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	20,900	566,181
Subsea 7 SA	11,000	99,953
		666,134
Oil, Gas & Consumable Fuels - 7.8%
Cenovus Energy, Inc. (Canada)	1,652,262	12,149,619
Equinor ASA sponsored ADR	585,375	9,102,581
Exxon Mobil Corp.	695,868	35,795,450
Hess Corp.	219,835	12,350,330
Kosmos Energy Ltd.	608,084	1,854,656
		71,252,636

TOTAL ENERGY		71,918,770

FINANCIALS - 17.4%
Banks - 10.8%
Bank of America Corp.	950,114	27,078,249
BB&T Corp.	195,527	9,021,616
JPMorgan Chase & Co.	147,318	17,105,093
M&T Bank Corp.	9,928	1,393,693
PNC Financial Services Group, Inc.	78,241	9,889,662
U.S. Bancorp	122,990	5,711,656
Wells Fargo & Co.	679,703	27,765,868
		97,965,837
Capital Markets - 3.9%
Cboe Global Markets, Inc.	7,601	866,514
Charles Schwab Corp.	47,814	1,948,421
KKR & Co. LP	135,191	3,866,463
Morgan Stanley	75,025	3,378,376
Northern Trust Corp.	135,491	11,890,690
Raymond James Financial, Inc.	17,462	1,460,347
State Street Corp.	181,219	12,342,826
		35,753,637
Consumer Finance - 0.1%
Shriram Transport Finance Co. Ltd.	26,100	430,436
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	16,338	3,371,183
KKR Renaissance Co-Invest LP unit (a)(b)	14,257	5,662,920
		9,034,103
Insurance - 0.4%
Chubb Ltd.	20,095	2,914,378
The Travelers Companies, Inc.	8,500	1,018,385
		3,932,763
Thrifts & Mortgage Finance - 1.2%
MGIC Investment Corp.	152,476	1,834,286
Radian Group, Inc.	432,731	9,191,206
		11,025,492

TOTAL FINANCIALS		158,142,268

HEALTH CARE - 19.9%
Biotechnology - 2.9%
AbbVie, Inc.	52,626	4,510,574
Alexion Pharmaceuticals, Inc. (a)	65,856	6,192,440
Alnylam Pharmaceuticals, Inc. (a)	14,019	1,649,476
Amgen, Inc.	22,952	4,584,203
Gritstone Oncology, Inc. (a)	61,940	520,296
Heron Therapeutics, Inc. (a)	12,316	229,693
Insmed, Inc. (a)	85,786	2,136,071
Intercept Pharmaceuticals, Inc. (a)(c)	66,750	6,136,995
Myriad Genetics, Inc. (a)	10,000	176,200
United Therapeutics Corp. (a)	3,400	350,064
		26,486,012
Health Care Equipment & Supplies - 1.0%
Becton, Dickinson & Co.	11,897	2,829,345
Boston Scientific Corp. (a)	170,226	6,364,750
		9,194,095
Health Care Providers & Services - 7.2%
AmerisourceBergen Corp.	69,779	5,883,765
Cardinal Health, Inc.	143,782	7,493,918
Cigna Corp.	68,103	12,458,763
Covetrus, Inc. (a)(c)	46,621	517,959
CVS Health Corp.	269,198	15,931,138
McKesson Corp. (c)	82,506	11,539,289
UnitedHealth Group, Inc.	44,899	11,447,449
		65,272,281
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	114,062	103,374
Life Sciences Tools & Services - 0.1%
Avantor, Inc.	37,974	598,091
Pharmaceuticals - 8.7%
Bayer AG	205,366	14,935,458
Bristol-Myers Squibb Co.	422,517	24,953,854
Elanco Animal Health, Inc. (a)	15,000	411,000
GlaxoSmithKline PLC sponsored ADR	384,538	15,585,325
Johnson & Johnson	152,884	20,559,840
Sanofi SA sponsored ADR	34,300	1,586,375
TherapeuticsMD, Inc. (a)(c)	631,352	1,066,985
		79,098,837

TOTAL HEALTH CARE		180,752,690

INDUSTRIALS - 15.2%
Aerospace & Defense - 1.4%
General Dynamics Corp.	17,029	2,719,361
Huntington Ingalls Industries, Inc.	10,519	2,161,970
The Boeing Co.	15,867	4,365,170
United Technologies Corp.	30,092	3,929,714
		13,176,215
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	10,433	718,834
FedEx Corp.	36,992	5,222,161
United Parcel Service, Inc. Class B	159,163	14,402,660
XPO Logistics, Inc. (a)	8,599	636,068
		20,979,723
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	27,787	1,595,807
Electrical Equipment - 0.9%
Acuity Brands, Inc.	19,856	2,042,388
Hubbell, Inc. Class B	16,085	2,143,165
Melrose Industries PLC	1	3
Vertiv Holdings LLC (b)	350,000	4,126,500
		8,312,056
Industrial Conglomerates - 7.4%
3M Co.	14,259	2,128,013
General Electric Co.	5,948,808	64,723,028
		66,851,041
Machinery - 0.8%
Cummins, Inc.	6,600	998,514
Flowserve Corp.	59,619	2,396,088
Fortive Corp.	16,100	1,113,476
Westinghouse Air Brake Co.	37,045	2,544,992
		7,053,070
Professional Services - 0.2%
Acacia Research Corp. (a)	36,900	84,870
RELX PLC (London Stock Exchange)	65,100	1,575,084
		1,659,954
Road & Rail - 2.0%
J.B. Hunt Transport Services, Inc.	55,815	5,382,799
Knight-Swift Transportation Holdings, Inc. Class A	241,358	7,708,975
Lyft, Inc.	43,616	1,662,642
Union Pacific Corp.	24,705	3,948,106
		18,702,522

TOTAL INDUSTRIALS		138,330,388

INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 0.3%
Cisco Systems, Inc.	64,444	2,573,249
IT Services - 2.6%
IBM Corp.	11,700	1,522,755
MasterCard, Inc. Class A	7,115	2,065,129
Unisys Corp. (a)	163,962	2,546,330
Visa, Inc. Class A	93,327	16,963,116
		23,097,330
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	10,518	1,146,988
Applied Materials, Inc.	33,416	1,942,138
Marvell Technology Group Ltd.	25,801	549,561
NVIDIA Corp.	707	190,939
Qualcomm, Inc.	256,401	20,076,198
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	11,935	642,580
		24,548,404
Software - 8.3%
Autodesk, Inc. (a)	17,241	3,290,962
Dynatrace, Inc. (c)	15,065	486,600
Elastic NV (a)	16,300	1,203,918
Microsoft Corp.	340,353	55,140,590
Oracle Corp.	100,528	4,972,115
Parametric Technology Corp. (a)	7,800	589,290
SAP SE sponsored ADR	80,817	9,986,557
		75,670,032
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	85,742	23,438,433

TOTAL INFORMATION TECHNOLOGY		149,327,448

MATERIALS - 0.6%
Chemicals - 0.4%
Intrepid Potash, Inc. (a)	367,016	649,618
Livent Corp. (a)	4,400	39,292
Nutrien Ltd.	66,905	2,704,113
		3,393,023
Metals & Mining - 0.2%
BHP Billiton Ltd. sponsored ADR (c)	43,465	1,882,469

TOTAL MATERIALS		5,275,492

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	8,209	1,861,801
Equinix, Inc.	3,542	2,028,858
Simon Property Group, Inc.	5,894	725,434
		4,616,093
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Sempra Energy	4,034	563,873
TOTAL COMMON STOCKS
(Cost $774,595,246)		896,137,268

Other - 0.2%
Energy - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (b)(d)(e)	2,548,425	141,873
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (b)(d)(e)	2,201,070	1,430,696
TOTAL OTHER
(Cost $3,307,992)		1,572,569

Money Market Funds - 2.3%
Fidelity Cash Central Fund 1.60% (f)	10,948,074	10,950,264
Fidelity Securities Lending Cash Central Fund 1.60% (f)(g)	9,885,863	9,886,851
TOTAL MONEY MARKET FUNDS
(Cost $20,837,115)		20,837,115
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $798,740,353)		918,546,952
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(12,013,802)
NET ASSETS - 100%		$906,533,150

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,361,989 or 1.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$1,504,114
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$1,106,922
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$2,201,070
Vertiv Holdings LLC	2/6/20	$3,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$58,229
Fidelity Securities Lending Cash Central Fund	14,115
Total	$72,344

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.